Other Income (Expense) - Summary of Other Income (Expense) (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of other operating income [line items]
Interest income	$ 2,655	$ 8,455	$ 15,671	$ 17,263
Dividend income	0	287	0	526
Foreign exchange gain (loss)	5,601	(1,379)	8,241	(1,532)
Gain (loss) on fair value adjustment of share purchase warrants held	492	2,134	(436)	2,757
Other	323	239	3,331	(1,758)
Total other income (expense)	$ 9,071	$ 9,736	$ 26,807	$ 17,256